Related-Parties and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Related-Parties and Party-in-Interest Transactions
Related-Parties and Party-in-Interest Transactions

8. Related-Parties and Party-in-Interest Transactions

At December 31, 2025 and 2024, a significant portion of the Plan’s assets were invested in investment funds advised by Fidelity Management & Research Company (“FMR”), an affiliate of FMTC, the Plan’s Trustee. Fidelity Investments Institutional Operations Company, the Plan’s record keeper, is also an affiliate of FMTC and FMR. Investment and administrative fees paid to Fidelity for the years ended December 31, 2025 and 2024 were $348,408 and $263,290, respectively.

At December 31, 2025, the Plan held 95,757 shares of Employer Common Stock valued at $9,908,025. At December 31, 2024, the Plan held 105,505 shares of Employer Common Stock valued at $9,585,090. For the year ended December 31, 2025, the Plan purchased 4,786 shares and sold 14,534 shares. For the year ended December 31, 2024, the Plan purchased 4,893 shares and sold 15,521 shares.